Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 17 – Subsequent Events

During the period of January 1, 2019 and the date of this report, the Company sold and will issue 4,710,000 restricted shares of common stock from private placement offerings.  The gross proceeds were in the amount of $158,835, expenses of the offering totaled $81,572 and net proceeds to the Company amounted to $77,263.  The proceeds were used for working capital, corporate expenses, legal fees, prepaid expenses and public company expenses.

Effective as of January 31, 2019, the Company acquired through redemption from Redstart Holdings Corp, [“RHC”] 68,000 shares of the Series C Preferred Stock [“Redeemed Preferred Shares”] owned by RHC. The redemption price for the Redeemed Preferred Shares was $101,810.55 which was financed through a cash advance transaction of future receivables.

Effective as of February 22, 2019, the Company acquired through redemption from RHC 73,000 shares of the Series C Preferred Stock [“Redeemed Preferred Shares”] owned by RHC. The redemption price for the Redeemed Preferred Shares was $106,144.92 which was financed through available cash and the promissory note referred to in the next paragraph.

As of the Effective Date of February 16, 2019, the Company issued to Power Up Lending Group, Inc. [“Power Up”], a $55,000.00 promissory note net of an original issue discount of $10,000.00 (OID) and expenses of $3,000.00 [“Note”]. The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 35%. The OID on this issue that is paid out of proceeds allows a lower purchase price if the Company purchases this liability.

As of the Effective Date of March 19, 2019, the Company issued to Power Up, a $55,000.00 promissory note net of an original issue discount of $10,000.00 (OID) and expenses of $3,000.00 [“Note”]. The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 19%. The OID on this issue that is paid out of proceeds allows a lower purchase price if the Company purchases this liability.

Equity Awards

The following table sets forth information on outstanding option and stock awards held by the named executive officers of the Company at December 31, 2018, including the number of shares underlying both exercisable and un-exercisable portions of each stock option as well as the exercise price and the expiration date of each outstanding option. See Note 16 to Notes to Consolidated Financial Statements.

Outstanding Equity Awards After Fiscal Year-End (1)
Name	Number of securities underlying unexercised options exercisable (1)	Number of securities underlying unexercised options un-exercisable (2)	Option Exercise Price ($)	Option Grant Date	Option Expiration Date
Charles O’Dowd	500,000	0	$.001	01/01/2017	01/01/2021

Wayne Marx	500,000	0	$.001	01/012017	01/01/2021

(1)     No Equity Awards were issued during the year ended December 31, 2018.

(2)     All options vest 20% per year beginning on the first anniversary of their grant date.

An aggregate of 1,620,000 stock awards are outstanding under the Equity Incentive Plan as of December 31, 2018.